Convertible Notes Payable (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Mar. 20, 2020 USD ($)	Mar. 18, 2020 USD ($)
Interest expense	$ 249,907	$ 389,756	$ 246,914	$ 43,394
Amortization of debt discount	1,309,125	1,002,815	1,460,309
Repayments for related party	691,911		371,623
Due to related party			274,754
Loss on settlement of debt			1,206,329
Derivative liability	792,175
Convertible outstanding amount	2,413,367		3,212,786	319,477
Proceeds from convertible debt	1,352,250	600,000	676,000	1,285,000
Fair value of derivative liability	9,879,879		2,601,277	12,447,109
Loss on derivative	9,087,704		1,544,785	$ 716,948
Granite Note [Member]
Debt instrument principal amount					$ 125,000
Granite Warrant [Member]
Debt instrument principal amount						$ 2,500,000
Exchange Note [Member]
Debt instrument principal amount	$ 325,000
Debt instrument maturity date	Sep. 30, 2021
Debt instrument description	Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note; No further interest shall accrue so long as there is no event of default;
Debt conversion, description	Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $0.007;
Exchange Note [Member] | Minimum [Member]
Debt conversion price | $ / shares	$ 0.007
CEO [Member]
Debt instrument principal amount	$ 81,000
Repayments for related party	135,000
Due to related party	135,000
Loss on settlement of debt	54,000
Convertible Note [Member]
Debt converted into common stock	$ 2,963,994
Debt converted into common stock, shares | shares	556,587,683
Derivative liability	$ 9,548,131
Convertible Note [Member] | Lender [Member]
Debt instrument principal amount	150,000
Promissory Notes - Issued in Fiscal Year 2018 [Member]
Loss on settlement of debt			$ 1,206,329
Debt conversion, description			The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.
Debt instrument interest rate			12.00%
Debt instrument maturity date, description			(i) January 12, 2020 or April 15, 2020 or (ii) any event of default under the note.
Promissory Notes - Issued in Fiscal Year 2018 [Member] | Minimum [Member]
Debt instrument term			4 months
Promissory Notes - Issued in Fiscal Year 2018 [Member] | Maximum [Member]
Debt instrument term			15 months
Promissory Notes - Issued in Fiscal Year 2019 [Member]
Debt instrument principal amount			$ 15,000
Debt conversion price | $ / shares			$ 0.005
Debt conversion, description			Conversion prices are typically based on the discounted (39% to 50% discount) average closing prices or lowest trading prices of the Company's shares during various periods prior to conversion.
Debt instrument term			12 months
Debt instrument maturity date, description			Convertible at the option of the holders at 4 months or 180 days after issuance date.
Debt instrument price rate			0.10
Convertible outstanding amount			$ 739,000
Financing costs			63,000
Proceeds from convertible debt			$ 676,000
Promissory Notes - Issued in Fiscal Year 2019 [Member] | Minimum [Member]
Debt instrument interest rate			10.00%
Debt instrument price rate			0.39
Promissory Notes - Issued in Fiscal Year 2019 [Member] | Maximum [Member]
Debt instrument interest rate			12.00%
Debt instrument price rate			0.50
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Debt instrument principal amount	$ 15,000
Debt conversion price | $ / shares	$ 0.01
Debt conversion, description	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company's shares during various periods prior to conversion. Certain note has a fixed conversion price of $0.5 for a first 5 months
Debt instrument maturity date, description	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Debt instrument price rate	0.18
Convertible outstanding amount	$ 1,641,500
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Debt instrument term	5 months
Debt instrument interest rate	10.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Debt instrument term	12 months
Debt instrument interest rate	25.00%
Interest Expense [Member]
Amortization of debt discount	$ 1,126,906	$ 325,794